CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 15, 2020	Dec. 10, 2020	Sep. 30, 2020
Convertible preferred stock, par value	$ 0.00001	$ 0.00001
Convertible preferred stock, authorized	27,799,267	22,520,015
Convertible preferred stock, issued	23,668,198	15,717,345
Convertible preferred stock, outstanding	23,668,198	15,717,345
Aggregate liquidation preference	$ 271,845	$ 173,122
Motive Capital
Preference shares, par value, (per share)	$ 0.0001	$ 0.0001			$ 0.0001
Preferred stock, shares authorized	5,000,000	5,000,000			5,000,000
Preferred stock, shares issued	0	0			0
Preferred stock, shares outstanding	0	0			0
Motive Capital | Over-allotment option
Purchase price, per unit			$ 10.00
Class A Ordinary Shares Subject to Redemption | Motive Capital
Common stock, par value	$ 0.0001	$ 0.0001			$ 0.0001
Common stock, authorized	500,000,000	500,000,000			500,000,000
Common stock, issued	41,400,000	41,400,000			41,400,000
Common stock, outstanding	41,400,000	41,400,000
Convertible preferred stock, par value	$ 0.0001	$ 0.0001
Convertible preferred stock, issued	41,400,000	41,400,000
Convertible preferred stock, outstanding	41,400,000	41,400,000
Purchase price, per unit	$ 10.00	$ 10.00
Class A Ordinary Shares Not Subject to Redemption | Motive Capital
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, authorized	500,000,000	500,000,000
Common stock, outstanding	0	0			0
Class B Common Stock | Motive Capital
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, authorized	50,000,000	50,000,000			50,000,000
Common stock, issued	10,350,000	10,350,000			10,350,000
Common stock, outstanding	10,350,000	10,350,000		1,725,000	10,350,000
Class AA common stock
Common stock, par value	$ 0.00001	$ 0.00001
Common stock, authorized	54,000,000	52,000,000
Common stock, issued	20,269,864	21,110,877
Common stock, outstanding	20,269,864	21,110,877
Class AA1 common stock member
Common stock, authorized	805,360	0
Common stock, issued	0	0
Common stock, outstanding	0	0
Class EE-1
Common stock, authorized	0	105,000
Common stock, issued	0	105,000
Common stock, outstanding	0	105,000
Class EE-2
Common stock, authorized	0	1,557,500
Common stock, issued	0	1,557,500
Common stock, outstanding	0	1,557,500